WARRANTS (Details) - 12 months ended Feb. 28, 2015 - Warrants [Member] - USD ($)	Total
Warrants Outstanding
Outstanding at Beginning of Period	8,707,726
Issued	5,561,371
Outstanding at End of Period	8,707,726
Weighted Average Exercise Price
Outstanding at Beginning of Period	$ 1.19
Issued	1.16
Outstanding at End of Period	$ 1.19
Average Intrensic Value
Outstanding at Beginning of Period	$ 72,250
Issued
Outstanding at End of Period	$ 72,250
Weighted Average Remaining Contractual Term
Outstanding at End of Period	3 years 3 months 29 days